Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Gross revenue	$ 67,279	$ 73,321	$ 66,927
Excise taxes	11,151	12,403	3,365
Net revenue	56,128	60,918	63,562
Cost of sales	48,601	51,740	46,721
Inventory obsolescence	16,978	45,913
Gross margin before fair value adjustments	(9,451)	(36,735)	16,841
Change in fair value of biological assets	4,708	5,432	30,340
Change in fair value realized through inventory	(2,247)	(18,566)	(10,685)
Gross margin	(6,990)	(49,869)	36,496
Interest and fee revenue	13,149
Investment loss	(44,501)	0	0
Share of profit of equity-accounted investees	32,913	0	0
General and administrative	38,370	32,029	38,934
Sales and marketing	5,043	5,737	8,068
Research and development	2,446	488	2,410
Depreciation and amortization	4,726	4,711	595
Share-based compensation	12,307	8,566	38,698
Restructuring costs	874	6,470
Asset impairment	60,000	79,191	162
Government subsidies	(2,180)	(4,128)
Loss on cancellation of contracts	5,116	2,471
Loss from operations	(132,131)	(185,404)	(52,371)
Transaction costs	(17,566)	(3,587)	(8,481)
Finance costs, net	(3,756)	(3,819)	(24,216)
Change in estimate of fair value of derivative warrants	(77,834)	(12,995)	0
Foreign exchange gain (loss)	531	(1,000)	(939)
Loss on financial obligation			(60,308)
Gain (loss) on disposition of PP&E	235	488	8
Other expenses	(1,932)
Loss before income tax	(232,453)	(206,317)	(146,307)
Income tax recovery	2,271		3,609
Net loss from continuing operations	(230,182)	(206,317)	(142,698)
Net loss from discontinued operations		(33,627)	(128,931)
Net loss	(230,182)	(239,944)	(271,629)
Equity-accounted investees - share of OCI, net of tax	7,607
Gain on translation of foreign operations		600	6,866
Comprehensive loss	(222,575)	(239,344)	(264,763)
Net loss from continuing operations attributable to:
Sundial Growers Inc.	(230,382)	(199,619)	(142,533)
Non-controlling interest	200	(6,698)	(165)
Net loss from continuing operations	(230,182)	(206,317)	(142,698)
Net loss attributable to:
Sundial Growers Inc.	(230,382)	(233,246)	(271,464)
Non-controlling interest	200	(6,698)	(165)
Net loss	(230,182)	(239,944)	(271,629)
Comprehensive loss attributable to:
Sundial Growers Inc.	(222,775)	(232,646)	(264,598)
Non-controlling interest	200	(6,698)	(165)
Comprehensive loss	$ (222,575)	$ (239,344)	$ (264,763)
Net loss per common share attributable to Sundial Growers Inc.
Basic and diluted	$ (0.12)	$ (1.07)	$ (3.17)